Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Sep. 15, 2025	Jan. 31, 2016	Apr. 30, 2016	Jan. 31, 2026	Jul. 31, 2016	Oct. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Apr. 30, 2017	Jul. 31, 2017	Oct. 31, 2017	Jan. 31, 2018	Apr. 30, 2018	Jul. 31, 2018	Oct. 31, 2018	Jan. 31, 2019	Apr. 30, 2019	Jul. 31, 2019	Oct. 31, 2019	Jan. 31, 2020	Apr. 30, 2020	Jul. 31, 2020	Oct. 31, 2020	Jan. 31, 2021	Apr. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2022	Jan. 31, 2023	Apr. 30, 2023	Jul. 31, 2023	Oct. 31, 2023	Jan. 31, 2024	Apr. 30, 2024	Jul. 31, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Oct. 31, 2025	Jan. 31, 2026
C000007089
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		$ 10,000	$ 10,038		$ 10,094	$ 10,076		$ 10,043	$ 10,071	$ 10,099	$ 10,090	$ 10,011	$ 10,002	$ 10,038	$ 10,064	$ 10,222	$ 10,316	$ 10,447	$ 10,547	$ 10,621	$ 10,864	$ 10,935	$ 10,955	$ 10,977	$ 10,974	$ 10,963	$ 10,905	$ 10,802	$ 10,532	$ 10,593	$ 10,296	$ 10,469	$ 10,538	$ 10,449	$ 10,452	$ 10,769	$ 10,695	$ 10,987	$ 11,091	$ 11,182	$ 11,432	$ 11,466	$ 11,645	$ 11,751
C000007090
Account Value [Line Items]
Accumulated Value		50,000	50,203		50,493	50,416		50,264	50,420	50,571	50,536	50,156	50,120	50,314	50,459	51,264	51,750	52,417	52,935	53,319	54,551	54,922	55,035	55,162	55,156	55,119	54,838	54,336	52,989	53,312	51,828	52,713	53,074	52,636	52,665	54,280	53,917	55,405	55,940	56,417	57,692	57,874	58,796	59,347
C000007092
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,601		10,898	11,179		11,343	11,629	11,905	12,020	12,045	11,897	12,023	12,005	12,238	12,733	12,996	13,256	13,517	12,539	13,628	13,644	14,222	14,372	14,617	14,619	14,342	13,646	13,716	13,128	13,859	13,923	14,132	13,859	14,927	14,928	15,532	15,830	16,103	16,205	16,767	17,153	17,417
C000007093
Account Value [Line Items]
Accumulated Value		50,000	53,019		54,517	55,937		56,771	58,218	59,613	60,205	60,343	59,618	60,265	60,188	61,374	63,873	65,204	66,527	67,852	62,962	68,445	68,541	71,465	72,234	73,485	73,514	72,139	68,654	69,024	66,084	69,780	70,117	71,190	69,834	75,234	75,254	78,321	79,844	81,238	81,773	84,632	86,601	87,955
C000007097
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,320		10,582	10,529		10,316	10,506	10,656	10,705	10,572	10,418	10,501	10,463	10,815	11,097	11,474	11,733	11,979	12,088	12,762	12,692	12,876	12,642	13,001	12,768	12,455	11,356	11,559	10,600	11,448	11,537	11,422	10,873	11,956	11,657	12,300	12,382	12,414	12,739	13,016	13,402	13,520
C000007098
Account Value [Line Items]
Accumulated Value		50,000	51,611		52,936	52,683		51,633	52,596	53,362	53,620	52,963	52,207	52,634	52,460	54,239	55,667	57,570	58,886	60,136	60,695	64,096	63,760	64,703	63,542	65,359	64,209	62,649	57,136	58,170	53,357	57,639	58,106	57,537	54,788	60,257	58,764	62,023	62,454	62,629	64,284	65,703	67,671	68,285
C000007099
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,091		10,281	10,160		9,916	10,038	10,092	10,073	9,885	9,819	9,869	9,858	10,201	10,350	10,653	10,858	11,015	11,558	11,698	11,621	11,620	11,437	11,616	11,388	11,215	10,576	10,769	10,032	10,458	10,569	10,313	10,008	10,646	10,328	10,847	10,831	10,829	11,248	11,237	11,507	11,571
C000007100
Account Value [Line Items]
Accumulated Value		50,000	50,467		51,428	50,838		49,628	50,254	50,535	50,453	49,522	49,206	49,469	49,423	51,157	51,917	53,450	54,495	55,295	58,034	58,752	58,382	58,393	57,487	58,399	57,269	56,412	53,209	54,196	50,500	52,656	53,230	51,955	50,429	53,657	52,066	54,699	54,632	54,631	56,763	56,719	58,096	58,438
C000007101
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,729		11,482	11,090		10,671	10,931	11,389	11,601	11,662	11,151	11,270	10,846	11,493	11,964	12,893	13,538	14,172	14,479	15,793	14,860	15,098	14,381	15,355	15,199	14,398	12,276	12,469	10,529	12,086	12,047	11,787	10,448	12,233	11,520	12,302	12,322	12,058	12,208	12,428	12,964	12,890
C000007102
Account Value [Line Items]
Accumulated Value		50,000	53,657		57,436	55,490		53,410	54,725	57,031	58,109	58,426	55,878	56,489	54,379	57,637	60,014	64,689	67,943	71,140	72,700	79,317	74,652	75,865	72,282	77,197	76,431	72,418	61,761	62,749	53,002	60,853	60,673	59,377	52,643	61,653	58,075	62,032	62,147	60,832	61,606	62,734	65,456	65,100
C000007103
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,227		11,194	10,473		9,679	9,927	10,103	10,195	10,086	9,860	9,974	9,539	10,294	10,514	11,351	12,099	12,542	14,382	14,790	13,750	13,346	12,276	13,236	13,082	12,690	10,775	10,677	8,872	9,926	9,949	9,449	8,092	9,372	8,718	9,442	9,317	9,013	9,288	9,171	9,612	9,443
C000007104
Account Value [Line Items]
Accumulated Value		50,000	51,146		55,997	52,405		48,441	49,655	50,588	51,062	50,533	49,411	49,993	47,824	51,622	52,738	56,952	60,719	62,961	72,214	74,282	69,076	67,062	61,701	66,545	65,788	63,829	54,211	53,730	44,659	49,980	50,104	47,598	40,774	47,233	43,948	47,611	46,993	45,474	46,872	46,293	48,529	47,687
C000007105
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,044		10,110	10,109		10,049	10,088	10,129	10,124	10,047	10,041	10,071	10,104	10,268	10,378	10,518	10,632	10,726	10,929	11,033	11,058	11,123	11,113	11,137	11,065	10,959	10,629	10,694	10,367	10,588	10,629	10,559	10,548	10,909	10,833	11,148	11,254	11,363	11,617	11,675	11,868	11,992
C000007106
Account Value [Line Items]
Accumulated Value		50,000	50,231		50,574	50,584		50,294	50,502	50,720	50,711	50,334	50,317	50,483	50,659	51,492	52,056	52,774	53,359	53,842	54,875	55,412	55,555	55,895	55,859	55,992	55,644	55,123	53,478	53,816	52,187	53,310	53,529	53,192	53,150	54,982	54,611	56,213	56,765	57,325	58,624	58,929	59,921	60,561
C000007107
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,164		10,294	10,300		10,252	10,336	10,410	10,437	10,384	10,340	10,399	10,431	10,599	10,776	10,958	11,085	11,213	11,209	11,558	11,586	11,694	11,678	11,754	11,661	11,499	11,046	11,141	10,739	11,133	11,231	11,219	11,169	11,667	11,608	11,996	12,135	12,265	12,521	12,677	12,909	13,067
C000007108
Account Value [Line Items]
Accumulated Value		50,000	50,831		51,495	51,536		51,309	51,746	52,125	52,275	52,024	51,815	52,123	52,300	53,152	54,056	54,984	55,631	56,288	56,281	58,052	58,206	58,760	58,695	59,091	58,640	57,842	55,576	56,069	54,057	56,057	56,563	56,518	56,281	58,803	58,518	60,490	61,205	61,878	63,185	63,994	65,178	65,994
C000007109
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Shares
Accumulated Value		5,000,000	5,083,492		5,150,246	5,154,541		5,132,437	5,176,493	5,214,873	5,230,258	5,205,506	5,184,937	5,216,222	5,234,353	5,319,999	5,410,891	5,504,134	5,569,364	5,635,493	5,635,291	5,813,000	5,828,828	5,884,841	5,878,708	5,918,778	5,874,045	5,794,620	5,567,945	5,617,805	5,416,592	5,617,488	5,668,586	5,664,524	5,641,107	5,894,401	5,866,259	6,064,427	6,136,492	6,204,481	6,335,805	6,417,240	6,536,370	6,618,519
C000151976
Account Value [Line Items]
Line Graph and Table Measure Name							Investor Shares
Accumulated Value		10,000	10,032		10,070	10,093		10,113	10,140	10,182	10,215	10,231	10,258	10,313	10,373	10,470	10,561	10,653	10,741	10,806	10,802	10,941	10,969	11,002	11,011	11,023	11,012	10,958	10,863	10,890	10,849	11,012	11,127	11,230	11,346	11,591	11,694	11,903	12,075	12,235	12,382	12,515	12,682	12,840
C000151975
Account Value [Line Items]
Accumulated Value		50,000	50,195		50,401	50,532		50,611	50,783	51,004	51,185	51,248	51,394	51,709	52,022	52,499	52,996	53,468	53,894	54,236	54,229	54,940	55,093	55,244	55,329	55,406	55,362	55,134	54,642	54,818	54,599	55,434	56,029	56,559	57,189	58,436	58,939	60,038	60,923	61,684	62,442	63,161	64,055	64,830
C000264003
Account Value [Line Items]
Line Graph and Table Measure Name							ETF Shares Net Asset Value
Accumulated Value	$ 10,000			$ 10,218
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		5,000,000	5,101,175		5,227,003	5,178,055		5,072,639	5,143,442	5,200,097	5,224,776	5,181,646	5,127,024	5,158,490	5,117,488	5,298,287	5,398,277	5,575,337	5,706,477	5,809,283	5,983,546	6,139,630	6,059,555	6,083,511	5,967,570	6,096,545	6,030,591	5,902,981	5,459,607	5,540,763	5,084,843	5,409,513	5,436,259	5,354,152	5,102,943	5,523,009	5,356,455	5,627,272	5,641,113	5,637,207	5,786,054	5,817,572	5,988,556	6,023,279
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,202		10,454	10,356		10,145	10,287	10,400	10,450	10,363	10,254	10,317	10,235	10,597	10,797	11,151	11,413	11,619	11,967	12,279	12,119	12,167	11,935	12,193	12,061	11,806	10,919	11,082	10,170	10,819	10,873	10,708	10,206	11,046	10,713	11,255	11,282	11,274	11,572	11,635	11,977	12,047
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		50,000	51,012		52,270	51,781		50,726	51,434	52,001	52,248	51,816	51,270	51,585	51,175	52,983	53,983	55,753	57,065	58,093	59,835	61,396	60,596	60,835	59,676	60,965	60,306	59,030	54,596	55,408	50,848	54,095	54,363	53,542	51,029	55,230	53,565	56,273	56,411	56,372	57,861	58,176	59,886	60,233
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			10,069
NACC2 Index: Bloomberg U.S. 1-5 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Treasury Bond Index
Accumulated Value		10,000	10,047		10,126	10,090		10,011	10,064	10,100	10,091	10,001	9,984	10,022	10,049	10,246	10,354	10,511	10,644	10,743	11,072	11,115	11,096	11,109	11,066	11,102	11,005	10,875	10,519	10,602	10,261	10,493	10,617	10,507	10,504	10,865	10,734	11,073	11,158	11,244	11,533	11,557	11,751	11,857
NACC2 Index: Bloomberg U.S. 1-5 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Treasury Bond Index
Accumulated Value		50,000	50,235		50,632	50,448		50,054	50,322	50,502	50,455	50,005	49,919	50,112	50,247	51,228	51,770	52,555	53,222	53,713	55,358	55,575	55,481	55,543	55,328	55,510	55,023	54,376	52,594	53,011	51,304	52,465	53,085	52,535	52,519	54,323	53,668	55,366	55,788	56,222	57,665	57,784	58,757	59,283
NACC2 Index: High-Yield Corporate Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							High-Yield Corporate Composite Index
Accumulated Value		10,000	10,736		11,113	11,373		11,601	11,855	12,082	12,230	12,261	12,152	12,285	12,263	12,513	13,006	13,283	13,493	13,786	12,907	14,107	14,109	14,820	14,999	15,285	15,319	15,029	14,202	14,149	13,620	14,327	14,440	14,674	14,406	15,550	15,580	16,167	16,471	16,777	16,786	17,377	17,767	18,080
NACC2 Index: High-Yield Corporate Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name							High-Yield Corporate Composite Index
Accumulated Value		50,000	53,678		55,564	56,867		58,005	59,274	60,408	61,150	61,307	60,758	61,424	61,315	62,565	65,032	66,416	67,464	68,931	64,536	70,533	70,545	74,100	74,994	76,427	76,593	75,143	71,008	70,746	68,097	71,634	72,202	73,371	72,030	77,750	77,900	80,834	82,354	83,885	83,932	86,883	88,837	90,400
NACC2 Index: Bloomberg U.S. 5-10 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 5-10 Year Credit Bond Index
Accumulated Value		10,000	10,441		10,779	10,725		10,480	10,723	10,922	11,006	10,886	10,669	10,771	10,699	11,120	11,490	11,969	12,308	12,627	12,459	13,290	13,212	13,434	13,142	13,538	13,294	12,969	11,828	12,032	11,021	11,916	12,010	11,890	11,324	12,452	12,137	12,797	12,886	12,920	13,257	13,542	13,939	14,067
NACC2 Index: Bloomberg U.S. 5-10 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 5-10 Year Credit Bond Index
Accumulated Value		50,000	52,206		53,897	53,625		52,402	53,614	54,610	55,032	54,430	53,346	53,853	53,496	55,600	57,450	59,845	61,538	63,136	62,297	66,451	66,058	67,172	65,710	67,689	66,468	64,845	59,138	60,159	55,106	59,578	60,050	59,450	56,619	62,258	60,683	63,984	64,428	64,598	66,286	67,712	69,694	70,334
NACC2 Index: Bloomberg U.S. 5-10 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 5-10 Year Treasury Bond Index
Accumulated Value		10,000	10,111		10,373	10,194		9,859	10,024	10,089	10,074	9,867	9,793	9,847	9,822	10,242	10,398	10,770	11,042	11,224	11,940	12,066	11,908	11,839	11,495	11,798	11,517	11,341	10,531	10,776	9,898	10,392	10,523	10,228	9,798	10,532	10,133	10,707	10,655	10,626	11,072	11,060	11,361	11,389
NACC2 Index: Bloomberg U.S. 5-10 Year Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 5-10 Year Treasury Bond Index
Accumulated Value		50,000	50,556		51,867	50,970		49,297	50,118	50,443	50,371	49,334	48,965	49,237	49,112	51,208	51,991	53,850	55,210	56,120	59,702	60,332	59,542	59,197	57,476	58,990	57,586	56,706	52,657	53,880	49,490	51,959	52,616	51,139	48,990	52,659	50,665	53,534	53,274	53,130	55,361	55,302	56,804	56,943
NACC2 Index: Bloomberg U.S. Long Credit A or Better Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Long Credit A or Better Bond Index
Accumulated Value		10,000	10,697		11,459	11,059		10,644	10,930	11,349	11,583	11,639	11,150	11,225	10,794	11,444	11,899	12,830	13,469	14,041	14,269	15,527	14,701	14,942	14,210	15,172	15,027	14,214	12,088	12,276	10,367	11,920	11,881	11,635	10,321	12,081	11,365	12,121	12,147	11,891	12,033	12,271	12,813	12,734
NACC2 Index: Bloomberg U.S. Long Credit A or Better Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Long Credit A or Better Bond Index
Accumulated Value		50,000	53,483		57,297	55,297		53,219	54,648	56,744	57,916	58,196	55,748	56,127	53,970	57,218	59,496	64,150	67,344	70,205	71,343	77,634	73,503	74,712	71,048	75,860	75,134	71,068	60,441	61,380	51,833	59,598	59,405	58,175	51,606	60,403	56,824	60,604	60,735	59,455	60,164	61,357	64,066	63,669
NACC2 Index: Bloomberg U.S. Long Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Long Treasury Bond Index
Accumulated Value		10,000	10,246		11,207	10,477		9,686	9,934	10,107	10,221	10,133	9,929	10,008	9,564	10,347	10,565	11,425	12,204	12,610	14,558	14,909	13,890	13,390	12,294	13,258	13,090	12,698	10,791	10,709	8,903	9,972	10,001	9,509	8,147	9,445	8,774	9,502	9,376	9,076	9,358	9,233	9,671	9,499
NACC2 Index: Bloomberg U.S. Long Treasury Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Long Treasury Bond Index
Accumulated Value		50,000	51,232		56,037	52,384		48,429	49,668	50,537	51,105	50,665	49,647	50,040	47,820	51,736	52,827	57,126	61,021	63,051	72,791	74,547	69,452	66,952	61,471	66,288	65,449	63,490	53,956	53,546	44,517	49,858	50,003	47,544	40,733	47,227	43,871	47,509	46,882	45,382	46,792	46,165	48,355	47,497
NACC2 Index: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Government Bond Index
Accumulated Value		10,000	10,046		10,123	10,089		10,013	10,066	10,103	10,094	10,006	9,989	10,028	10,055	10,250	10,359	10,515	10,647	10,745	11,070	11,114	11,096	11,109	11,067	11,103	11,006	10,877	10,521	10,604	10,264	10,495	10,619	10,512	10,511	10,870	10,741	11,079	11,164	11,251	11,539	11,563	11,758	11,863
NACC2 Index: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Government Bond Index
Accumulated Value		50,000	50,230		50,615	50,444		50,067	50,332	50,513	50,470	50,028	49,945	50,138	50,276	51,251	51,793	52,573	53,236	53,726	55,351	55,568	55,480	55,546	55,334	55,515	55,032	54,384	52,606	53,019	51,321	52,476	53,094	52,558	52,555	54,349	53,706	55,395	55,820	56,257	57,695	57,817	58,789	59,316
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Credit Bond Index
Accumulated Value		10,000	10,166		10,287	10,288		10,242	10,344	10,435	10,463	10,396	10,355	10,418	10,452	10,663	10,845	11,039	11,209	11,352	11,382	11,713	11,740	11,832	11,815	11,883	11,790	11,634	11,192	11,294	10,889	11,281	11,382	11,368	11,320	11,820	11,757	12,134	12,276	12,403	12,671	12,809	13,048	13,205
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Credit Bond Index
Accumulated Value		50,000	50,828		51,436	51,442		51,209	51,718	52,175	52,316	51,979	51,773	52,089	52,262	53,314	54,226	55,193	56,043	56,758	56,912	58,565	58,700	59,160	59,075	59,415	58,952	58,170	55,961	56,470	54,446	56,407	56,910	56,838	56,601	59,100	58,784	60,668	61,382	62,017	63,353	64,047	65,240	66,023
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. 1-5 Year Credit Bond Index
Accumulated Value		5,000,000	5,082,804		5,143,620	5,144,184		5,120,946	5,171,805	5,217,479	5,231,620	5,197,864	5,177,300	5,208,906	5,226,237	5,331,385	5,422,573	5,519,255	5,604,329	5,675,773	5,691,180	5,856,514	5,869,971	5,915,970	5,907,543	5,941,456	5,895,173	5,817,014	5,596,124	5,646,958	5,444,574	5,640,680	5,690,976	5,683,792	5,660,132	5,910,047	5,878,350	6,066,814	6,138,214	6,201,688	6,335,337	6,404,698	6,523,956	6,602,314
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Accumulated Value		10,000	10,016		10,045	10,056		10,071	10,077	10,100	10,120	10,135	10,165	10,215	10,265	10,349	10,429	10,514	10,604	10,650	10,799	10,808	10,813	10,823	10,829	10,831	10,830	10,791	10,745	10,746	10,720	10,859	10,975	11,056	11,198	11,411	11,487	11,673	11,839	11,982	12,121	12,208	12,360	12,487
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Accumulated Value		$ 50,000	$ 50,080		$ 50,227	$ 50,278		$ 50,357	$ 50,384	$ 50,499	$ 50,599	$ 50,676	$ 50,827	$ 51,075	$ 51,323	$ 51,744	$ 52,146	$ 52,572	$ 53,021	$ 53,248	$ 53,997	$ 54,042	$ 54,065	$ 54,113	$ 54,146	$ 54,156	$ 54,148	$ 53,955	$ 53,726	$ 53,729	$ 53,602	$ 54,295	$ 54,874	$ 55,280	$ 55,989	$ 57,054	$ 57,437	$ 58,367	$ 59,195	$ 59,909	$ 60,604	$ 61,039	$ 61,800	$ 62,436
NACC2 Index: Bloomberg U.S. High Yield 2% Issuer Capped Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. High Yield 2% Issuer Capped Total Return Index
Accumulated Value	$ 10,000			$ 10,185